Distribution Date:	10/18/21	JPMBB Commercial Mortgage Securities Trust 2014-C19
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			Andy Lindenman	(913) 317-4372
Additional Information	6
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839, | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	20				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23-24
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46641WAS6	1.266100%	67,211,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46641WAT4	3.045600%	468,698,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46641WAU1	3.669400%	112,365,000.00	37,302,778.01	44,323.77	114,065.68	0.00	0.00	158,389.45	37,258,454.24	54.87%	30.00%
A-4	46641WAV9	3.996500%	276,298,000.00	276,298,000.00	0.00	920,187.46	0.00	0.00	920,187.46	276,298,000.00	54.87%	30.00%
A-SB	46641WAW7	3.584100%	62,128,000.00	28,472,000.05	1,023,463.14	85,038.75	0.00	0.00	1,108,501.89	27,448,536.91	54.87%	30.00%
A-S	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	0.00	348,897.12	0.00	0.00	348,897.12	98,670,000.00	41.82%	23.00%
B	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00	29.92%	16.63%
C	46641WBB2	4.655422%	63,431,000.00	63,431,000.00	0.00	246,081.70	0.00	0.00	246,081.70	63,431,000.00	21.53%	12.13%
D	46641WAG2	4.655422%	65,193,000.00	65,193,000.00	0.00	252,917.41	0.00	0.00	252,917.41	65,193,000.00	12.90%	7.50%
E	46641WAJ6	4.000000%	31,715,000.00	31,715,000.00	0.00	105,716.67	0.00	0.00	105,716.67	31,715,000.00	8.71%	5.25%
F	46641WAL1	3.750000%	17,620,000.00	17,620,000.00	0.00	55,062.50	0.00	0.00	55,062.50	17,620,000.00	6.37%	4.00%
NR	46641WAN7	3.750000%	56,382,769.00	48,172,431.71	0.00	78,337.76	0.00	0.00	78,337.76	48,172,431.71	0.00%	0.00%
CSQ	46641WBD8	4.969400%	21,703,000.00	21,703,000.00	0.00	89,875.74	0.00	0.00	89,875.74	21,703,000.00	0.00%	0.00%
R	46641WAQ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,431,274,770.00	778,437,209.77	1,067,786.91	2,625,225.64	0.00	0.00	3,693,012.55	777,369,422.86

Notional Certificates
X-A	46641WAX5	0.658018%	1,085,370,000.00	440,742,778.06	0.00	241,680.50	0.00	0.00	241,680.50	439,674,991.15
X-B	46641WAY3	0.261322%	89,860,000.00	89,860,000.00	0.00	19,568.63	0.00	0.00	19,568.63	89,860,000.00
X-C	46641WAE7	0.824107%	105,717,769.00	97,507,431.71	0.00	66,963.81	0.00	0.00	66,963.81	97,507,431.71
Notional SubTotal			1,280,947,769.00	628,110,209.77	0.00	328,212.94	0.00	0.00	328,212.94	627,042,422.86

Deal Distribution Total					1,067,786.91	2,953,438.58	0.00	0.00	4,021,225.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46641WAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46641WAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46641WAU1	331.97862333	0.39446242	1.01513532	0.00000000	0.00000000	0.00000000	0.00000000	1.40959774	331.58416090
A-4	46641WAV9	1,000.00000000	0.00000000	3.33041665	0.00000000	0.00000000	0.00000000	0.00000000	3.33041665	1,000.00000000
A-SB	46641WAW7	458.27968146	16.47346028	1.36876690	0.00000000	0.00000000	0.00000000	0.00000000	17.84222718	441.80622119
A-S	46641WAZ0	1,000.00000000	0.00000000	3.53600000	0.00000000	0.00000000	0.00000000	0.00000000	3.53600000	1,000.00000000
B	46641WBA4	1,000.00000000	0.00000000	3.66174994	0.00000000	0.00000000	0.00000000	0.00000000	3.66174994	1,000.00000000
C	46641WBB2	1,000.00000000	0.00000000	3.87951790	0.00000000	0.00000000	0.00000000	0.00000000	3.87951790	1,000.00000000
D	46641WAG2	1,000.00000000	0.00000000	3.87951789	0.00000000	0.00000000	0.00000000	0.00000000	3.87951789	1,000.00000000
E	46641WAJ6	1,000.00000000	0.00000000	3.33333344	0.00000000	0.00000000	0.00000000	0.00000000	3.33333344	1,000.00000000
F	46641WAL1	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
NR	46641WAN7	854.38215548	0.00000000	1.38939185	1.28055240	20.62808888	0.00000000	0.00000000	1.38939185	854.38215548
CSQ	46641WBD8	1,000.00000000	0.00000000	4.14116666	0.00000000	0.00000000	0.00000000	0.00000000	4.14116666	1,000.00000000
R	46641WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46641WAX5	406.07606444	0.00000000	0.22267107	0.00000000	0.00000000	0.00000000	0.00000000	0.22267107	405.09226453
X-B	46641WAY3	1,000.00000000	0.00000000	0.21776797	0.00000000	0.00000000	0.00000000	0.00000000	0.21776797	1,000.00000000
X-C	46641WAE7	922.33720625	0.00000000	0.63342057	0.00000000	0.00000000	0.00000000	0.00000000	0.63342057	922.33720625

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	114,065.68	0.00	114,065.68	0.00	0.00	0.00	114,065.68	0.00
A-4	09/01/21 - 09/30/21	30	0.00	920,187.46	0.00	920,187.46	0.00	0.00	0.00	920,187.46	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	85,038.75	0.00	85,038.75	0.00	0.00	0.00	85,038.75	0.00
X-A	09/01/21 - 09/30/21	30	0.00	241,680.50	0.00	241,680.50	0.00	0.00	0.00	241,680.50	0.00
X-B	09/01/21 - 09/30/21	30	0.00	19,568.63	0.00	19,568.63	0.00	0.00	0.00	19,568.63	0.00
X-C	09/01/21 - 09/30/21	30	0.00	66,963.81	0.00	66,963.81	0.00	0.00	0.00	66,963.81	0.00
A-S	09/01/21 - 09/30/21	30	0.00	348,897.12	0.00	348,897.12	0.00	0.00	0.00	348,897.12	0.00
B	09/01/21 - 09/30/21	30	0.00	329,044.85	0.00	329,044.85	0.00	0.00	0.00	329,044.85	0.00
C	09/01/21 - 09/30/21	30	0.00	246,081.70	0.00	246,081.70	0.00	0.00	0.00	246,081.70	0.00
D	09/01/21 - 09/30/21	30	0.00	252,917.41	0.00	252,917.41	0.00	0.00	0.00	252,917.41	0.00
E	09/01/21 - 09/30/21	30	0.00	105,716.67	0.00	105,716.67	0.00	0.00	0.00	105,716.67	0.00
F	09/01/21 - 09/30/21	30	0.00	55,062.50	0.00	55,062.50	0.00	0.00	0.00	55,062.50	0.00
NR	09/01/21 - 09/30/21	30	1,090,867.68	150,538.85	0.00	150,538.85	72,201.09	0.00	0.00	78,337.76	1,163,068.77
CSQ	09/01/21 - 09/30/21	30	0.00	89,875.74	0.00	89,875.74	0.00	0.00	0.00	89,875.74	0.00
Totals			1,090,867.68	3,025,639.67	0.00	3,025,639.67	72,201.09	0.00	0.00	2,953,438.58	1,163,068.77

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46641WAZ0	4.243200%	98,670,000.00	98,670,000.00	0.00	348,897.12	0.00	0.00	348,897.12	98,670,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46641WBA4	4.394100%	89,860,000.00	89,860,000.00	0.00	329,044.85	0.00	0.00	329,044.85	89,860,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46641WBB2	4.655422%	63,431,000.00	63,431,000.00	0.00	246,081.70	0.00	0.00	246,081.70	63,431,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			251,961,000.03	251,961,000.00	0.00	924,023.67	0.00	0.00	924,023.67	251,961,000.00

Exchangeable Certificate Details
EC	46641WBC0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 29

	Additional Information

	Total Available Distribution Amount (1)	4,021,225.49
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	2
	Aggregate Unpaid Principal Balance	15,024,232.90
(1)	The Available Distribution Amount includes any Prepayment Penalties.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,037,369.52	Master Servicing Fee	8,078.01
Interest Reductions due to Nonrecoverability Determination	(19,745.45)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,140.70
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	324.35
ARD Interest	0.00	Senior Trust Advisor Fee	1,167.65
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,017,624.07	Total Fees	11,710.71

Principal		Expenses/Reimbursements
Scheduled Principal	1,067,786.90	Reimbursement for Interest on Advances	167.48
Unscheduled Principal Collections		ASER Amount	38,926.58
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,380.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,067,786.90	Total Expenses/Reimbursements	52,474.74

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,953,438.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,067,786.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,021,225.49
Total Funds Collected	4,085,410.97	Total Funds Distributed	4,085,410.94

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	756,734,209.77	756,734,209.77	Beginning Certificate Balance	778,437,209.77
(-) Scheduled Principal Collections	1,067,786.90	1,067,786.90	(-) Principal Distributions	1,067,786.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	755,666,422.86	755,666,422.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	779,780,483.34	779,780,483.34	Ending Certificate Balance	777,369,422.86
Ending Actual Collateral Balance	778,804,656.16	778,804,656.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP
$9,999,999 or less	24	132,599,798.53	17.55%	29	4.9162	1.629494	1.35 or less	15	245,716,850.83	32.52%	25	4.8587	0.918685
$10,000,000 to $19,999,999	6	74,427,688.74	9.85%	30	4.9155	1.760965	1.36 to 1.45	5	50,878,315.63	6.73%	30	4.9076	1.435834
$20,000,000 to $24,999,999	2	42,765,541.66	5.66%	94	4.8910	1.556300	1.46 to 1.55	4	29,790,645.06	3.94%	28	4.7696	1.510349
$25,000,000 to $49,999,999	5	169,922,300.70	22.49%	22	4.6807	1.003927	1.56 to 1.65	4	89,063,356.92	11.79%	61	4.7604	1.638625
$50,000,000 to 99,999,999	2	146,406,049.11	19.37%	29	4.5208	2.153611	1.66 to 1.80	3	10,553,921.75	1.40%	27	4.6320	1.747754
$100,000,000 or Greater	1	125,000,000.00	16.54%	30	4.2170	3.680000	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	47	755,666,422.86	100.00%	31	4.6734	1.923247	2.01 to 2.25	3	28,669,125.60	3.79%	29	4.8394	2.069600
							2.26 or Greater	6	236,449,162.95	31.29%	29	4.2885	3.349888
							Totals	47	755,666,422.86	100.00%	31	4.6734	1.923247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP
							Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP
Alabama	1	11,100,000.00	1.47%	30	4.5720	1.650000
							Lodging	8	106,663,851.48	14.12%	29	4.8984	0.677141
California	7	246,398,630.97	32.61%	29	4.5636	2.213974
							Multi-Family	22	27,682,389.77	3.66%	30	4.8286	1.699940
Connecticut	1	5,085,640.61	0.67%	31	4.9800	1.210000
							Office	8	70,871,845.10	9.38%	30	4.8687	2.020726
Florida	2	15,757,552.24	2.09%	29	5.0411	1.529857
							Retail	22	481,303,480.06	63.69%	32	4.5446	2.246116
Illinois	23	30,113,382.95	3.99%	28	4.7849	1.601974
							Self Storage	2	4,599,812.31	0.61%	29	4.9429	3.483099
Indiana	3	47,766,566.31	6.32%	6	4.4938	1.251253
							Totals	69	755,666,422.86	100.00%	31	4.6734	1.923247
Louisiana	1	33,000,000.00	4.37%	30	4.5720	1.650000
Maryland	1	89,649,350.64	11.86%	28	4.2880	2.770000
Massachusetts	1	2,608,696.00	0.35%	26	4.6360	1.680000
Michigan	4	19,745,223.04	2.61%	30	4.9718	1.365579
Nevada	1	3,366,251.20	0.45%	29	4.9000	3.880000
New Jersey	2	19,257,656.35	2.55%	29	5.0103	1.985530
North Carolina	3	17,153,716.07	2.27%	30	4.7847	3.190645
Ohio	2	17,423,082.06	2.31%	30	4.8751	1.460632
Pennsylvania	3	54,782,199.04	7.25%	30	4.9121	1.179163
South Carolina	1	8,105,361.01	1.07%	30	5.0830	1.350000
Texas	2	10,571,931.59	1.40%	26	4.6561	1.488518
Utah	1	20,035,661.81	2.65%	30	4.7900	1.450000
Virginia	2	29,000,476.83	3.84%	124	4.9519	1.608917
Washington, DC	1	10,200,000.00	1.35%	30	4.6940	2.440000
Totals	69	755,666,422.86	100.00%	31	4.6734	1.923247

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP
	4.40000% or less	3	246,402,719.17	32.61%	25	4.2396	3.040918	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	5	65,448,810.54	8.66%	29	4.5477	2.174311	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	9	113,641,307.91	15.04%	29	4.7616	0.973457	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	10	152,267,006.20	20.15%	48	4.9137	1.452606	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% to 5.20000%	11	103,155,503.37	13.65%	29	5.0927	1.195132	49 months or greater	40	691,121,378.74	91.46%	32	4.6464	1.967212
	5.20001% to 5.40000%	2	10,206,031.55	1.35%	29	5.3212	1.263223	Totals	47	755,666,422.86	100.00%	31	4.6734	1.923247
	5.40001% to 5.60000%	0	0.00	0.00%	0	0.0000	0.000000
	5.60001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	755,666,422.86	100.00%	31	4.6734	1.923247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP
	60 months or less	39	668,391,498.89	88.45%	28	4.6351	1.978000	Interest Only	8	290,688,046.64	38.47%	29	4.3312	3.016518
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 Months or Less	5	22,951,228.35	3.04%	30	5.0992	1.158860
	Totals	46	732,936,543.01	96.99%	28	4.6639	1.931721	240 to 299 Months	26	354,752,223.90	46.95%	26	4.8541	1.180022
								300 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	732,936,543.01	96.99%	28	4.6639	1.931721
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	64,545,044.12	8.54%	29	4.9621	NAP	238 months or less	1	22,729,879.85	3.01%	150	4.9800	1.650000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	239 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	34	627,438,798.02	83.03%	34	4.6461	2.039773	Totals	1	22,729,879.85	3.01%	150	4.9800	1.650000
	13 to 24 Months	4	27,346,130.00	3.62%	30	5.0944	1.222323
	25 Months or Greater	2	36,336,450.72	4.81%	(1)	4.3154	1.274865
	Totals	47	755,666,422.86	100.00%	31	4.6734	1.923247
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10086250	1	RT	Orange	CA	Actual/360	4.217%	439,270.83	0.00	0.00	N/A	04/01/24	--	125,000,000.00	125,000,000.00	10/01/21
4	10086252	1	RT	Hanover	MD	Actual/360	4.288%	320,347.01	0.00	0.00	N/A	02/06/24	--	89,649,350.64	89,649,350.64	10/06/21
6	10086254	1	RT	Various	Various	Actual/360	4.888%	231,672.31	112,845.86	0.00	N/A	04/01/24	--	56,869,544.33	56,756,698.47	10/01/21
8	10086256	1	RT	Park Ridge	IL	Actual/360	4.420%	33,628.83	0.00	0.00	12/01/23	12/01/26	--	9,130,000.00	9,130,000.00	10/01/21
9	10086257	1	RT	Frisco	TX	Actual/360	4.679%	32,618.53	12,393.21	0.00	12/01/23	12/01/26	--	8,365,514.26	8,353,121.05	10/01/21
10	10086258	1	RT	Westampton	NJ	Actual/360	4.678%	19,280.20	0.00	0.00	12/01/23	12/01/26	--	4,945,225.75	4,945,225.75	10/01/21
11	10086259	1	RT	OFallon	IL	Actual/360	4.709%	14,064.85	7,429.16	0.00	12/01/23	12/01/26	--	3,584,161.84	3,576,732.68	10/01/21
13	10086261	1	RT	Chelmsford	MA	Actual/360	4.636%	10,078.26	0.00	0.00	12/01/23	12/01/26	--	2,608,696.00	2,608,696.00	10/01/21
14	10086262	1	RT	Houston	TX	Actual/360	4.570%	8,467.64	4,639.57	0.00	12/01/23	12/01/26	--	2,223,450.11	2,218,810.54	10/01/21
15	10086263	1	RT	Various	Various	Actual/360	4.572%	168,021.00	0.00	0.00	N/A	04/01/24	--	44,100,000.00	44,100,000.00	10/01/21
16	10086264	1	RT	Rancho Cucamonga	CA	Actual/360	5.076%	149,926.15	69,777.74	0.00	N/A	01/06/24	--	35,443,534.29	35,373,756.55	10/06/21
18	10086266	1	RT	Centreville	VA	Actual/360	4.980%	95,200.68	210,042.71	0.00	N/A	04/01/34	--	22,939,922.57	22,729,879.85	10/01/21
19	10086267	1	RT	Muncie	IN	Actual/360	4.192%	111,168.22	69,595.41	0.00	N/A	04/01/21	--	31,822,963.94	31,753,368.53	12/01/20
20	10086268	1	LO	Garden Grove	CA	Actual/360	4.790%	123,737.28	54,443.48	0.00	N/A	04/06/24	--	30,998,899.90	30,944,456.42	10/06/21
21	10086269	1	LO	Anaheim	CA	Actual/360	4.787%	110,886.85	46,277.11	0.00	02/01/24	02/01/29	--	27,796,996.31	27,750,719.20	09/01/21
26	10082630	1	OF	Lehi	UT	Actual/360	4.790%	80,136.94	40,397.11	0.00	N/A	04/01/24	--	20,076,058.92	20,035,661.81	10/01/21
28	10086275	1	OF	Warrenville	IL	Actual/360	4.978%	72,297.11	34,149.83	0.00	N/A	04/01/24	--	17,429,740.61	17,395,590.78	10/01/21
30	10082628	1	IN	Roseville	CA	Actual/360	5.000%	73,819.64	24,850.91	0.00	N/A	04/01/24	--	17,716,712.88	17,691,861.97	10/01/21
31	10086277	1	LO	Fresno	CA	Actual/360	4.954%	66,562.29	31,696.25	0.00	N/A	04/01/24	--	16,123,282.97	16,091,586.72	10/01/21
33	10086279	1	OF	Hamilton	NJ	Actual/360	5.125%	61,243.49	27,507.89	0.00	N/A	04/06/24	--	14,339,938.49	14,312,430.60	10/06/21
35	10086281	1	MF	Various	IL	Actual/360	4.810%	46,544.51	21,740.59	0.00	N/A	04/06/24	--	11,611,934.94	11,590,194.35	10/06/21
36	10084018	1	RT	Inverness	FL	Actual/360	4.950%	46,985.32	22,404.78	0.00	N/A	04/01/24	--	11,390,381.41	11,367,976.63	10/01/21
37	10086282	1	MF	Dublin	OH	Actual/360	4.867%	44,156.55	21,669.43	0.00	N/A	04/06/24	--	10,887,169.87	10,865,500.44	10/06/21
40	10086285	1	OF	Washington	DC	Actual/360	4.694%	39,899.00	0.00	0.00	04/01/24	06/01/25	--	10,200,000.00	10,200,000.00	10/01/21
41	10086286	1	OF	Charlotte	NC	Actual/360	4.552%	26,553.33	0.00	0.00	N/A	04/06/24	--	7,000,000.00	7,000,000.00	10/06/21
42	10086287	1	OF	Charlotte	NC	Actual/360	4.552%	11,380.00	0.00	0.00	N/A	04/06/24	--	3,000,000.00	3,000,000.00	10/06/21
43	10086288	1	RT	Denver	CO	Actual/360	5.183%	37,467.32	14,595.56	0.00	N/A	01/06/24	--	8,675,500.43	8,660,904.87	10/06/21
44	10086289	1	RT	Anderson	IN	Actual/360	4.998%	33,991.68	18,586.45	0.00	N/A	04/06/24	--	8,161,267.40	8,142,680.95	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
46	10086291	1	LO	Rock Hill	SC	Actual/360	5.083%	34,399.35	15,672.73	0.00	N/A	04/06/24	--	8,121,033.74	8,105,361.01	02/06/20
47	10086292	1	RT	Rochester Hills	MI	Actual/360	5.020%	34,522.59	14,977.51	0.00	N/A	04/06/24	--	8,252,412.31	8,237,434.80	10/06/21
48	10086293	1	LO	Noblesville	IN	Actual/360	5.190%	34,104.80	14,985.35	0.00	N/A	04/06/24	--	7,885,502.18	7,870,516.83	10/06/21
50	10086295	1	LO	Roanoke	VA	Actual/360	4.850%	25,464.63	29,929.67	0.00	N/A	04/06/24	--	6,300,526.65	6,270,596.98	03/06/20
51	10086296	1	RT	Whiteville	NC	Actual/360	5.110%	30,521.58	13,778.92	0.00	N/A	04/06/24	--	7,167,494.99	7,153,716.07	10/06/21
52	10081368	1	MF	Baltimore	MD	Actual/360	5.180%	28,898.10	12,740.48	0.00	N/A	04/01/24	--	6,694,539.90	6,681,799.42	10/01/21
53	10086297	1	OF	Sacramento	CA	Actual/360	5.081%	28,275.30	11,274.85	0.00	N/A	03/06/24	--	6,677,891.01	6,666,616.16	10/06/21
54	10086298	1	RT	Chicago	IL	Actual/360	5.354%	26,026.48	16,353.53	0.00	N/A	04/01/24	--	5,832,809.47	5,816,455.94	04/01/20
56	10086300	1	LO	Romulus	MI	Actual/360	5.060%	21,383.78	23,718.90	0.00	N/A	04/06/24	--	5,071,251.03	5,047,532.13	10/06/21
57	10086301	1	MF	Canton	MI	Actual/360	4.790%	20,905.29	10,538.37	0.00	N/A	04/06/24	--	5,237,233.37	5,226,695.00	10/06/21
58	10086302	1	MF	Gallatin	TN	Actual/360	4.657%	20,653.54	9,587.37	0.00	N/A	03/06/24	--	5,321,933.95	5,312,346.58	10/06/21
59	10083658	1	OF	Glastonbury	CT	Actual/360	4.980%	21,146.57	9,918.23	0.00	N/A	05/01/24	--	5,095,558.84	5,085,640.61	10/01/21
61	10086304	1	LO	Bloomsburg	PA	Actual/360	5.170%	0.00	0.00	0.00	N/A	04/06/24	--	4,583,082.19	4,583,082.19	12/06/19
62	10086305	1	MF	Cookeville	TN	Actual/360	4.657%	19,032.27	8,834.78	0.00	N/A	03/06/24	--	4,904,171.25	4,895,336.47	10/06/21
63	10086306	1	OF	Mountain View	CA	Actual/360	5.060%	19,309.01	7,715.72	0.00	N/A	04/06/24	--	4,579,211.64	4,571,495.92	10/06/21
64	10086307	1	RT	Gulf Breeze	FL	Actual/360	5.277%	19,335.05	7,251.06	0.00	N/A	02/06/24	--	4,396,826.67	4,389,575.61	10/06/21
66	10086308	1	MF	Dickson	TN	Actual/360	4.657%	15,190.57	7,051.46	0.00	N/A	03/06/24	--	3,914,255.49	3,907,204.03	10/06/21
67	10086309	1	SS	Reno	NV	Actual/360	4.900%	13,765.17	4,810.27	0.00	N/A	03/06/24	--	3,371,061.47	3,366,251.20	10/06/21
69	10086311	1	SS	Commerce Township	MI	Actual/360	5.060%	5,216.72	3,604.65	0.00	N/A	03/06/24	--	1,237,165.76	1,233,561.11	10/06/21
Totals								2,927,556.62	1,067,786.90	0.00				756,734,209.77	755,666,422.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	33,869,712.68	17,509,825.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	46,873,504.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	11,820,653.84	12,326,753.01	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	832,201.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	833,447.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	419,512.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	391,432.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	208,257.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	240,244.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,605,110.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	3,373,944.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	8,295,478.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	3,342,216.80	10/01/18	09/30/19	09/13/21	7,972,154.19	256,033.90	152,679.62	1,550,181.87	325,262.06	0.00
20	1	1,821,069.22	2,081,905.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	(1,172,650.76)	(1,175,608.00)	01/01/21	06/30/21	--	0.00	0.00	156,994.86	156,994.86	0.00	0.00
26	1	2,317,511.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1	3,117,019.10	2,004,460.83	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	2,466,916.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,425,051.62	1,339,439.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	1,466,824.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,170,590.78	673,197.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	1,290,786.19	1,194,271.77	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	2,294,551.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	322,855.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	1,058,209.79	558,587.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	1	0.00	944,030.88	04/01/19	03/31/20	05/11/21	2,070,875.10	53,455.83	41,240.48	246,753.19	0.00	0.00
47	1	778,377.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	147,655.48	632,513.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	1,063,523.33	04/01/19	03/31/20	10/12/21	581,339.69	49,025.96	52,994.11	1,002,846.24	0.00	0.00
51	1	0.00	578,448.33	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1	669,241.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	339,052.82	01/01/20	06/30/20	--	0.00	0.00	42,330.92	42,344.53	0.00	0.00
56	1	347,212.32	321,539.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	898,441.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	548,320.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	0.00	600,148.98	10/01/18	09/30/19	10/12/21	436,319.59	5,136.74	(38.57)	147,377.19	46,226.99	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	1	663,816.62	(86,731.14)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	532,475.72	514,576.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	1	876,740.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	262,866.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		134,067,382.28	44,762,152.83				11,060,688.57	363,652.43	446,201.41	3,146,497.88	371,489.05	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	4	24,775,496.12	2	38,023,965.51	0	0.00	0	0.00	0	0.00	0	0.00	4.673399%	4.655132%	31
09/17/21	0	0.00	0	0.00	4	24,837,452.05	2	38,123,490.59	0	0.00	0	0.00	0	0.00	0	0.00	4.673718%	4.655452%	32
08/17/21	0	0.00	0	0.00	4	24,896,289.64	2	38,218,103.30	0	0.00	0	0.00	0	0.00	0	0.00	4.674016%	4.655750%	33
07/16/21	0	0.00	0	0.00	4	24,954,873.01	1	31,954,033.42	0	0.00	0	0.00	0	0.00	0	0.00	4.674311%	4.656046%	34
06/17/21	0	0.00	0	0.00	4	25,016,078.67	1	32,022,930.28	0	0.00	0	0.00	0	0.00	0	0.00	4.674624%	4.656359%	36
05/17/21	0	0.00	0	0.00	4	25,074,144.32	1	32,087,863.85	0	0.00	0	0.00	0	0.00	0	0.00	4.683394%	4.665231%	36
04/16/21	0	0.00	0	0.00	4	25,134,851.06	1	32,156,294.82	0	0.00	0	0.00	0	0.00	0	0.00	4.692256%	4.674722%	34
03/17/21	0	0.00	0	0.00	5	57,413,152.12	1	32,220,748.71	0	0.00	0	0.00	0	0.00	0	0.00	4.692515%	4.674981%	35
02/18/21	0	0.00	0	0.00	5	57,554,647.04	1	32,296,212.33	0	0.00	0	0.00	1	257.59	0	0.00	4.692825%	4.675291%	36
01/15/21	0	0.00	1	7,272,664.72	5	57,675,615.65	1	32,360,162.96	0	0.00	0	0.00	0	0.00	0	0.00	4.693081%	4.675546%	37
12/17/20	1	7,284,909.59	0	0.00	5	57,796,107.91	1	32,423,883.58	0	0.00	0	0.00	0	0.00	0	0.00	4.693334%	4.675800%	38
11/18/20	0	0.00	1	32,491,144.81	4	25,431,684.04	1	32,491,144.81	0	0.00	0	0.00	0	0.00	0	0.00	4.693604%	4.676069%	39
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
19	10086267	12/01/20	9	5	152,679.62	1,550,181.87	339,217.66	32,423,883.58	02/21/20	13		04/13/20
21	10086269	09/01/21	0	B	156,994.86	156,994.86	0.00	27,796,996.31
46	10086291	02/06/20	19	3	41,240.48	246,753.19	43,385.15	8,195,010.08	06/02/20	1	07/23/21
50	10086295	03/06/20	18	3	52,994.11	1,002,846.24	80,648.16	6,811,427.23	04/28/20	1		03/22/21
54	10086298	04/01/20	17	3	42,330.92	42,344.53	7,027.50	5,832,809.47	08/13/20	98
61	10086304	12/06/19	21	3	(38.57)	147,377.19	428,744.29	4,654,613.02	01/17/20	13
Totals					446,201.41	3,146,497.88	899,022.76	85,714,739.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		31,753,369	0	0		31,753,369
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		632,399,869	607,624,373	18,504,899		6,270,597
37 - 48 Months		10,200,000	10,200,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		81,313,185	81,313,185	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	755,666,423	699,137,558	0	0	56,528,865	0
Sep-21	756,734,210	700,073,794	0	0	56,660,416	0
Aug-21	757,732,420	700,947,513	0	0	56,784,906	0
Jul-21	758,726,421	701,817,515	0	0	56,908,906	0
Jun-21	759,781,721	702,742,712	0	0	57,039,009	0
May-21	770,947,696	713,785,688	0	0	57,162,008	0
Apr-21	842,022,425	784,731,279	0	0	57,291,146	0
Mar-21	843,025,347	785,612,195	0	0	57,413,152	0
Feb-21	844,226,732	786,672,085	0	0	57,554,647	0
Jan-21	845,220,596	780,272,315	0	7,272,665	57,675,616	0
Dec-20	846,210,004	781,128,987	7,284,910	0	57,796,108	0
Nov-20	847,263,214	789,340,385	0	32,491,145	25,431,684	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	10086267	31,753,368.53	32,423,883.58	73,000,000.00	02/26/14	2,800,447.80	1.29000	09/30/19	04/01/21	269
46	10086291	8,105,361.01	8,195,010.08	13,200,000.00	03/03/14	811,041.82	1.35000	03/31/20	04/06/24	269
48	10086293	7,870,516.83	7,870,516.83	13,200,000.00	02/17/14	534,545.82	0.91000	06/30/21	04/06/24	269
50	10086295	6,270,596.98	6,811,427.23	7,600,000.00	06/22/21	970,004.15	1.46000	03/31/20	04/06/24	149
51	10086296	7,153,716.07	7,153,716.09	11,100,000.00	02/07/14	491,623.33	0.92000	03/31/20	04/06/24	269
54	10086298	5,816,455.94	5,832,809.47	13,000,000.00	11/05/20	295,815.32	1.16000	06/30/20	04/01/24	209
61	10086304	4,583,082.19	4,654,613.02	5,300,000.00	08/14/21	536,544.98	1.17000	09/30/19	04/06/24	149
Totals		71,553,097.55	72,941,976.30	136,400,000.00		6,440,023.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
19	10086267	RT	IN	02/21/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

46	10086291	LO	SC	06/02/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

48	10086293	LO	IN	09/23/21	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

50	10086295	LO	VA	04/28/20	1
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

51	10086296	RT	NC	06/03/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

54	10086298	RT	IL	08/13/20	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
61	10086304	LO	PA	01/17/20	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	10086255	03/15/19	8,663,071.42	16,200,000.00	289,056.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
12	10086260	03/15/19	3,128,563.39	6,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
32	10086278	07/17/19	15,390,212.91	22,350,000.00	16,062,419.81	672,206.90	16,062,419.81	15,390,212.91	0.00	0.00	15,600.34	(15,600.34)	0.09%
39	10086284	09/17/19	8,032,513.77	4,400,000.00	1,982,314.77	1,363,020.04	1,982,310.46	619,290.42	7,413,223.35	0.00	(802,643.86)	8,215,867.21	71.13%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			35,214,361.49	49,350,000.00	18,333,791.08	2,035,226.94	18,044,730.27	16,009,503.33	7,413,223.35	0.00	(787,043.52)	8,200,266.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/17/19	0.00	10,071.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	10086255	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	10086260	03/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	10086278	06/17/20	0.00	0.00	(15,600.34)	0.00	0.00	(5,529.00)	0.00	0.00	(5,529.00)
		07/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	10086284	10/19/20	0.00	0.00	8,215,867.21	0.00	0.00	(242,105.45)	0.00	0.00	8,215,867.21
		06/17/20	0.00	0.00	8,457,972.66	0.00	0.00	6,109.55	0.00	0.00
		03/17/20	0.00	0.00	8,451,863.11	0.00	0.00	15,096.00	0.00	0.00
		02/18/20	0.00	0.00	8,436,767.11	0.00	0.00	(7,646.20)	0.00	0.00
		01/17/20	0.00	0.00	8,444,413.31	0.00	0.00	440.00	0.00	0.00
		12/17/19	0.00	0.00	8,443,973.31	0.00	0.00	(88,308.04)	0.00	0.00
		11/18/19	0.00	0.00	8,532,281.35	0.00	0.00	559,529.00	0.00	0.00
		10/18/19	0.00	0.00	7,972,752.35	0.00	0.00	559,529.00	0.00	0.00
		09/17/19	0.00	0.00	7,413,223.35	0.00	0.00	7,413,223.35	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	10,071.34	8,200,266.87	0.00	0.00	8,210,338.21	0.00	0.00	8,210,338.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.10	0.00	0.00	0.00
19	0.00	0.00	6,629.78	0.00	0.00	27,816.17	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	1,691.88	0.00	0.00	8,763.25	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,642.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,312.61	0.00	0.00	2,347.16	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	1,215.17	0.00	0.00	0.00	0.00	0.00	164.38	0.00	0.00	0.00
61	0.00	0.00	888.43	0.00	0.00	0.00	0.00	19,745.45	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,380.68	0.00	0.00	38,926.58	0.00	19,745.45	167.48	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		72,220.19

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Supplemental Notes
None

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